Share Based Payments - Options (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	200,000
Exercise Price | $ / shares	$ 2.46
Expiration Date	Mar. 31, 2022
Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	50,000
Exercise Price | $ / shares	$ 3.00
Expiration Date	Oct. 30, 2018
Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	378,333
Exercise Price | $ / shares	$ 3.15
Expiration Date	Mar. 03, 2019
Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	500,000
Exercise Price | $ / shares	$ 3.21
Expiration Date	Feb. 22, 2021
Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	166,667
Exercise Price | $ / shares	$ 3.45
Expiration Date	Jul. 28, 2021
Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	6,667
Exercise Price | $ / shares	$ 3.51
Expiration Date	Nov. 01, 2022
Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	33,333
Exercise Price | $ / shares	$ 3.66
Expiration Date	Mar. 03, 2019
Options Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	10,417
Exercise Price | $ / shares	$ 4.71
Expiration Date	Dec. 31, 2022
Options Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options | shares	3,333
Exercise Price | $ / shares	$ 5.55
Expiration Date	Jan. 29, 2019